Revenue from Contracts with Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
Revenue from Contracts with Customers

13. Revenue from Contracts with Customers

The Company generates revenue from fixed-price contracts for the design and manufacture of customized space structures and related services, and accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company’s significant revenue contracts during the three months ended March 31, 2026 and 2025 are summarized below:

U.S. Government Contracts

On March 25, 2024, the Company executed a $1.7 million fixed-price contract with the U.S. Air Force Research Laboratory (“SpaceWERX”) pursuant to which the Company will develop orbital platforms that will enable rapid and flexible response options for the United States Space Force. The contract was subject to the Federal Acquisition Regulation and included termination for the U.S. government’s convenience provisions. The contract included a single, combined performance obligation of module design services and was substantially completed in the third quarter of 2025.

Commercial Contracts

On May 18, 2024, the Company executed a $125.0 million fixed-price contract with Axiom Space, Inc. (“Axiom”), a related party, for the design, manufacture, assembly, integration, testing, and delivery of a cargo vehicle compatible with berthing to Axiom’s commercial space station. Axiom is considered a related party because the lead investor in Axiom also serves as the lead investor of the Company and has board representation at both entities, enabling it to significantly influence the management and operating policies of both the Company and Axiom. The contract includes a single, combined performance obligation for the integrated design and manufacture of the cargo vehicle. The contract term extends through December 31, 2029, or another mutually agreed date. The contract provides for milestone-based payments that are scheduled to coincide with the Company’s expected performance and are intended to provide the customer with protection against nonperformance. The Company has evaluated these payment terms and concluded that the contract does not contain a significant financing component, as the timing and structure of payments arise for reasons other than the provision of finance to either party. Performance under the contract was ongoing as of March 31, 2026.

In February 2025, the Company and Axiom executed a modification to the Axiom contract that revised the milestone payment schedule, including the addition of a $1.5 million project kickoff payment and a $6.0 million payment upon successful completion of a Preliminary Design Review (“PDR”), as defined in the Axiom contract. The total contract price was unchanged at $125.0 million. As the remaining goods and services were not distinct from the goods and services transferred prior to the modification, the modification was accounted for as part of the existing contract. Because the modification affected only the timing of milestone payments and did not change the transaction price or the estimated costs to complete, no cumulative catch-up adjustment to revenue was required.

Payment of the $6.0 million PDR milestone is contingent upon Axiom receiving additional equity funding from the lead investor of its initial Series D preferred funding (the “Funding Contingency”), may be paid in one or more installments in line with Axiom’s equity closings, and may not exceed 5% of such funding; any portion that cannot be paid due to the Funding Contingency will be added to a later contractual milestone payment, and accordingly the total transaction price of $125.0 million is not affected. As of March 31, 2026 and December 31, 2025, the Company had successfully completed the PDR milestone and billed and collected $0.5 million; however, the remaining $5.5 million remained subject to the Funding Contingency.

As of March 31, 2026, the Company had recognized cumulative revenue of approximately $1.9 million under the Axiom contract and had received cumulative milestone payments of approximately $3.2 million. The excess of payments received over cumulative revenue recognized resulted in a net contract liability of approximately $1.3 million, which is presented as deferred revenue in the accompanying condensed balance sheet.

The following table presents the Company’s revenue from contracts with customers disaggregated by customer type for the three months ended March 31, 2026 and 2025 (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
U.S. Government	$-	$375
Commercial	-	284
	$-	$659

All revenue from contracts with customers is recognized over time and is derived from contracts with customers in the United States.

Contract Balances

The Company receives payments from customers based on billing schedules established in its contracts. For U.S. government contracts, payments are made upon the completion and acceptance of specified contractual tasks. For commercial contracts, payments are made upon the achievement of contractual milestones. Contract assets relate to the Company’s conditional right to consideration for performance completed under its contracts in advance of billing. Contract assets are reclassified to accounts receivable when the right to consideration becomes unconditional. Contract liabilities relate to payments received in advance of performance. Contract liabilities are recognized as revenue as the Company satisfies its performance obligations. Contract assets and contract liabilities arising from the same contract are presented net as either a single contract asset or a single contract liability on a contract-by-contract basis. Contract assets and contract liabilities consist of unbilled accounts receivable and deferred revenues, respectively.

The activity within the Company’s unbilled revenue for the three months ended March 31, 2026 and 2025 was as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Balance, beginning of period	$30	$226
Increase in unbilled revenue	-	558
Revenue billed	-	-
Balance, end of period	$30	$784

The activity within the Company’s deferred revenue for the three months ended March 31, 2026 and 2025 was as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Balance, beginning of period	$161	$-
Deferral of revenue	1,141	-
Recognition of unearned revenue	-	-
Balance, end of period	$1,302	$-

The Company’s SpaceWERX contract was substantially complete as of the reporting date. The Company’s contract with Axiom for the design and manufacture of a customized cargo vehicle has a total transaction price of $125.0 million; however, the contract is terminable by the customer for convenience at any time without advance notice prior to the completion of the Critical Design Review milestone, as defined in the Axiom contract, which had not occurred as of March 31, 2026. Upon termination, the Company is entitled to payment only for services performed through the date of termination. Accordingly, the noncancelable portion of the transaction price allocated to remaining performance obligations under this contract was not material as of March 31, 2026.

On March 27, 2026, the Company was awarded a Strategic Funding Increase (“STRATFI”) contract by the SpaceWERX.  The STRATFI contract is a fixed-fee contract in the amount of $30 million.  As of March 31, 2026, no work has commenced nor revenue recognized in connection with the contract.

13. Revenue from contracts with customers

The Company generates revenue from fixed-price contracts for the design and manufacture of customized space structures and related services. The Company’s significant revenue contracts during the years ended December 31, 2025 and 2024 are summarized below:

U.S. Government Contracts

On March 25, 2024, the Company executed a $1.7 million fixed-price contract with the U.S. Air Force Research Laboratory (“SpaceWERX”) pursuant to which the Company will develop orbital platforms that will enable rapid and flexible response options for the United States Space Force. The contract was subject to the Federal Acquisition Regulation and included termination for the U.S. government’s convenience provisions. The contract included a single, combined performance obligation of module design services and was substantially completed in 2025.

Commercial Contracts

On May 18, 2024, the Company executed a $125.0 million fixed-price contract with Axiom Space, Inc. (“Axiom”), a related party, for the design, manufacture, assembly, integration, testing, and delivery of a cargo vehicle compatible with berthing to Axiom’s commercial space station. Axiom is considered a related party because the lead investor in Axiom also serves as the lead investor of the Company and has board representation at both entities, enabling it to significantly influence the management and operating policies of both the Company and Axiom. The contract includes a single, combined performance obligation for the integrated design and manufacture of the cargo vehicle. The contract term extends through December 31, 2029, or another mutually agreed date. The contract provides for milestone-based payments that are scheduled to coincide with the Company’s expected performance and are intended to provide the customer with protection against nonperformance. The Company has evaluated these payment terms and concluded that the contract does not contain a significant financing component, as the timing and structure of payments arise for reasons other than the provision of finance to either party. Performance under the contract was ongoing as of December 31, 2025 and 2024.

In February 2025, the Company and Axiom executed a modification to the Axiom contract that revised the milestone payment schedule, including the addition of a $1.5 million project kickoff payment and a $6.0 million payment upon successful completion of a Preliminary Design Review (“PDR”), as defined in the Axiom contract. The total contract price was unchanged at $125.0 million. As the remaining goods and services were not distinct from the goods and services transferred prior to the modification, the modification was accounted for as part of the existing contract. Because the modification affected only the timing of milestone payments and did not change the transaction price or the estimated costs to complete, no cumulative catch-up adjustment to revenue was required.

Payment of the $6.0 million PDR milestone is contingent upon Axiom receiving additional equity funding from the lead investor of its initial Series D preferred funding (the “Funding Contingency”), may be paid in one or more installments in line with Axiom’s equity closings, and may not exceed 5% of such funding; any portion that cannot be paid due to the Funding Contingency will be added to a later contractual milestone payment, and accordingly the total transaction price of $125.0 million is not affected. As of December 31, 2025, the Company had successfully completed the PDR milestone and billed and collected $0.5 million; however, the remaining $5.5 million remained subject to the Funding Contingency.

As of December 31, 2025, the Company had recognized cumulative revenue of approximately $1.9 million under the Axiom contract and had received cumulative milestone payments of approximately $2.1 million. The excess of payments received over cumulative revenue recognized resulted in a net contract liability of approximately $0.2 million, which is presented as deferred revenue in the accompanying balance sheet.

The following table presents the Company’s revenue from contracts with customers disaggregated by customer type for the years ended December 31, 2025 and 2024 (amounts in thousands):

	Year Ended December 31,
	2025	2024
U.S. Government	$761	$1,014
Commercial	283	1,596
	$1,044	$2,610

All revenue from contracts with customers is recognized over time and is derived from contracts with customers in the United States.

Contract Balances

The Company receives payments from customers based on billing schedules established in its contracts. For U.S. government contracts, payments are made upon the completion and acceptance of specified contractual tasks. For commercial contracts, payments are made upon the achievement of contractual milestones. Contract assets relate to the Company’s conditional right to consideration for performance completed under its contracts in advance of billing. Contract assets are reclassified to accounts receivable when the right to consideration becomes unconditional. Contract liabilities relate to payments received in advance of performance. Contract liabilities are recognized as revenue as the Company satisfies its performance obligations. Contract assets and contract liabilities arising from the same contract are presented net as either a single contract asset or a single contract liability on a contract-by-contract basis. Contract assets and contract liabilities consist of unbilled accounts receivable and deferred revenues, respectively.

The activity within the Company’s unbilled revenue for the years ended December 31, 2025 and December 31, 2024 was as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Balance, beginning of year	$226	$-
Increase in unbilled revenue	558	226
Revenue billed	(754)	-
Balance, end of year	$30	$226

The activity within the Company’s deferred revenue for the years ended December 31, 2025 and December 31, 2024 was as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Balance, beginning of year	$-	$-
Deferral of revenue	161	-
Recognition of unearned revenue	-	-
Balance, end of year	$161	$-

The Company’s SpaceWERX contract was substantially complete as of the reporting date. The Company’s contract with Axiom for the design and manufacture of a customized cargo vehicle has a total transaction price of $125.0 million; however, the contract is terminable by the customer for convenience at any time without advance notice prior to the completion of the Critical Design Review milestone, as defined in the Axiom contract, which had not occurred as of December 31, 2025. Upon termination, the Company is entitled to payment only for services performed through the date of termination. Accordingly, the noncancelable portion of the transaction price allocated to remaining performance obligations under this contract was not material as of December 31, 2025.